Basis Of Preparation Of The Consolidated Financial Statements - Summary of Significant Investments in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cofesur S.A. [member]
Disclosure of subsidiaries [line items]
Main activity	Investment
Place of incorporation and principle place of business	Argentina
Percentage of direct and indirect equity interest rate	100.00%	100.00%	100.00%
Ferrosur Roca S.A. [member]
Disclosure of subsidiaries [line items]
Main activity	Rail freight transportation
Place of incorporation and principle place of business	Argentina
Percentage of direct and indirect equity interest rate	80.00%	80.00%	80.00%
Recycomb S.A.U. [member]
Disclosure of subsidiaries [line items]
Main activity	Waste recycling
Place of incorporation and principle place of business	Argentina
Percentage of direct and indirect equity interest rate	100.00%	100.00%	100.00%
Yguazu Cementos S.A. [member]
Disclosure of subsidiaries [line items]
Main activity	Marketing, selling and manufacture construction materials
Place of incorporation and principle place of business	Paraguay
Percentage of direct and indirect equity interest rate	51.00%	51.00%	51.00%